Deferred tax - Calculated tax losses (Details) - ZAR (R) R in Millions	Jun. 30, 2020	Jun. 30, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits
Available for offset against future taxable income	R 100,301	R 48,444
Utilised against deferred tax balance	(79,294)	(29,745)
Not recognised as a deferred tax asset	21,007	18,699
Sasol Canada
Disclosure of temporary difference, unused tax losses and unused tax credits
Not recognised as a deferred tax asset	R 18,500	R 15,500